Securities Act Registration No. 333-179594

Investment Company Act Registration No. 811-22669

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☐

Pre-Effective Amendment No. ☐

Post-Effective Amendment No. 22 ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☐

Amendment No. 25 ☒

(Check appropriate box or boxes.)

AMERICAFIRST QUANTITATIVE FUNDS

(Exact Name of Registrant as Specified in Charter)

300 Harding Blvd., Suite 215

Roseville, CA  95678

(Address of Principal Executive Offices)(Zip Code)

Registrant's Telephone Number, including Area Code: (916) 787-9940

Mutual Shareholder Services, LLC.

8000 Town Centre Drive, Suite 400 Broadview Heights OH 44147

(Name and Address of Agent for Service)

Approximate date of proposed public offering: As soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective:

☒ Immediately upon filing pursuant to paragraph (b)

☐ On (date) pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ On (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Amendment to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the city of Columbus and the State of Ohio on the 21st day of November, 2017.

AMERICAFIRST QUANTITATIVE FUNDS

By: /s/ Parker Bridgeport

Name: Parker Bridgeport

Title: Attorney-in-Fact

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date(s) indicated.

SIGNATURE	TITLE	DATE

* Rick Gonsalves	Trustee, President, and Principal Executive Officer	November 21, 2017
Rick Gonsalves

* Michael Dencavage	Trustee	November 21, 2017
Michael Dencavage

* Michael Gunning	Trustee	November 21, 2017
Michael Gunning

*Umberto Anastasi Umberto Anastasi	Treasurer and Principal Financial Officer	November 21, 2017

/s/ Parker Bridgeport		November 21, 2017
* By: Parker Bridgeport,
Attorney-in-fact pursuant to Powers of Attorney

Exhibit Index

Index No.

Description of Exhibit

EX-101.INS

XBRL Instance Document

EX-101.SCH

XBRL Taxonomy Extension Schema Document

EX-101.DEF

XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB

XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE

XBRL Taxonomy Extension Presentation Linkbase